Schedule of property, plant and equipment of depreciation (Details)	12 Months Ended
Dec. 31, 2025
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Plant and machinery [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Office equipment [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	20.00%